Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

	Freehold land RMB’000	Leasehold land, buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2018	13,993	2,322,868	281,096	5,156,834	179,954	117,136	8,071,881
Additions	—	2,971	359,574	12,465	20,671	10,214	405,895
Disposals	—	(2,203)	(2,258)	(26,142)	(4,510)	(4,917)	(40,030)
Transfers	—	16,845	(167,900)	151,055	—	—	—
Write-off	—	(185)	(1,056)	(55,709)	(3,512)	(4,843)	(65,305)
Translation difference	437	2,249	732	199	485	93	4,195

At December 31, 2018	14,430	2,342,545	470,188	5,238,702	193,088	117,683	8,376,636
Effects of adopting IFRS 16 (i)	—	—	—	—	(69)	—	(69)

At January 1, 2019	14,430	2,342,545	470,188	5,238,702	193,019	117,683	8,376,567
Additions	—	14,851	884,145	4,260	6,763	8,261	918,280
Disposals	—	(762)	—	(15,468)	(902)	(12,035)	(29,167)
Transfers	—	45,412	(317,294)	268,896	2,986	—	—
Write-off	—	(27,911)	—	(211,589)	(7,126)	(1,442)	(248,068)
Translation difference	406	1,955	(4)	221	414	34	3,026

At December 31, 2019	14,836	2,376,090	1,037,035	5,285,022	195,154	112,501	9,020,638

Accumulated depreciation and impairment
At January 1, 2018	484	691,450	1,055	3,358,712	121,526	74,636	4,247,863
Charge for the year	—	77,783	—	338,132	18,832	6,218	440,965 *
Disposals	—	(1,005)	—	(26,471)	(3,582)	(4,555)	(35,613)
Write-off	—	(183)	(1,055)	(54,686)	(3,512)	(4,604)	(64,040)
Impairment loss	—	—	—	30,173	—	—	30,173
Translation difference	15	275	—	124	287	45	746

At December 31, 2018	499	768,320	—	3,645,984	133,551	71,740	4,620,094
Effects of adopting IFRS 16 (i)	—	—	—	—	(27)	—	(27)

At January 1, 2019	499	768,320	—	3,645,984	133,524	71,740	4,620,067
Charge for the year	—	105,818	—	311,402	25,324	10,675	453,219
Disposals	—	(284)	—	(11,467)	(547)	(11,597)	(23,895)
Write-off	—	(25,376)	—	(210,253)	(6,883)	(1,419)	(243,931)
Impairment loss	—	—	—	3,950	—	—	3,950
Translation difference	14	325	—	134	292	19	784

At December 31, 2019	513	848,803	—	3,739,750	151,710	69,418	4,810,194

Net book value
At December 31, 2018	13,931	1,574,225	470,188	1,592,718	59,537	45,943	3,756,542

At December 31, 2019	14,323	1,527,287	1,037,035	1,545,272	43,444	43,083	4,210,444

US$’000	2,021	215,563	146,368	218,102	6,132	6,081	594,267